Bank Borrowings (Tables)	6 Months Ended
Jun. 30, 2022
Debt Instrument [Line Items]
Schedule of bank borrowings

	June 30,	December 31,
	2022	2021

	(in US$’000)
Current	—	26,905
Non-current	418	—
	418	26,905

Schedule of maturities of bank borrowings

	June 30,	December 31,
	2022	2021

	(in US$’000)
Not later than 1 year	—	26,923
Between 1 to 3 years	—	—
Between 3 to 4 years	17	—
Between 4 to 5 years	22	—
Later than 5 years	379	—
	418	26,923